DEFERRED TAX - Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Analysis of the deferred tax balances
Net deferred tax assets	¥ 1,602,825	¥ 1,426,707
Net deferred tax liabilities	993,742	984,304
Deferred tax assets not recognised	4,337,000	5,220,000
Accumulated tax losses	18,213,620	21,990,840
Deferred tax assets for deductible temporary differences	1,434,000	1,860,000
Deductible temporary differences	¥ 6,235,000	¥ 7,660,000